Note 32 - Capital base and Capital management	12 Months Ended
Dec. 31, 2018
Capital Base And Capital Management
Information Whether Entity Complied with Any Externally Imposed Capital Requirement

32. Capital base and capital management

32.1 Capital base

As of December 31, 2018, 2017 and 2016, equity is calculated in accordance to the applicable regulation of each period on minimum capital base requirements for Spanish credit institutions –both as individual entities and as consolidated group– and how to calculate them, as well as the various internal capital adequacy assessment processes they should have in place and the information they should disclose to the market.

The minimum capital base requirements established by the current regulation are calculated according to the Group’s exposure to credit and dilution risk, counterparty and liquidity risk relating to the trading portfolio, exchange-rate risk and operational risk. In addition, the Group must fulfill the risk concentration limits established in said regulation and the internal corporate governance obligations.

At the date of preparation of these consolidated financial statements, BBVA has not received an official communication of the ECB about the results of the SREP process which had been carried out during the financial year 2018 and which will include requirements regarding the capital ratio (both at individual and consolidated level) applicable to BBVA and its Group as from the date indicated in that communication. As soon as this communication will be available, BBVA will disclose it to the markets by means of public relevant events.

Taking into account fully application of capital buffers since January 1, 2019 and considering last capital requirement communicated from ECB, BBVA has to maintain since January 1, 2019 i) a CET1 ratio of 9.26% at consolidated level and ii) a total capital ratio of 12.76% at consolidated level. This total consolidated capital ratio includes i) the minimum common equity tier 1 capital (CET1) requirement under Pillar 1 (4.5%); ii) the additional tier 1 capital (AT1) requirement under Pillar 1 (1.5%); iii) the tier 2 capital requirement under Pillar 1 (2%); iv) the CET1 capital requirement under Pillar 2 (1.5%); v) the capital conservation buffer (2.5% of CET1); vi) the Other Systemic Important Institution buffer (OSII) (0.75% of CET1); and vii) the countercyclical capital buffer (0.01% of CET1).

The Group’s bank capital in accordance with the aforementioned applicable regulation, considering entities scope required by the above regulation, as of December 31, 2018, 2017 and 2016 is shown below:

Eligible capital resources (Millions of euros)
	Notes	December 2018 (*)	December 2017	December 2016
Capital	26	3.267	3.267	3.218
Share premium	27	23.992	23.992	23.992
Retained earnings, revaluation reserves and other reserves	28	22.963	23.590	21.805
Other equity instruments, net	28	50	54	54
Treasury shares	29	(296)	(96)	(48)
Attributable to the parent company	6	5.324	3.519	3.475
Attributable dividend	4	(975)	(1.043)	(1.510)
Total equity		54.325	53.283	50.985
Accumulated other comprehensive income	30	(7.215)	(6.939)	(3.622)
Non-controlling interest	31	5.764	6.979	8.064
Shareholders' equity		52.874	53.323	55.428
Intangible assets		(8.199)	(6.627)	(5.675)
Fin. treasury shares		(27)	(48)	(82)
Indirect treasury shares		(108)	(134)	(51)
Deductions		(8.334)	(6.809)	(5.808)
Temporary CET 1 adjustments		-	(273)	(129)
Capital gains from the Available-for-sale debt instruments portfolio		-	(256)	(402)
Capital gains from the Available-for-sale equity portfolio		-	(17)	273
Differences from solvency and accounting level		(176)	(189)	(120)
Equity not eligible at solvency level		(176)	(462)	(249)
Other adjustments and deductions		(4.053)	3.711	(2.001)
Common Equity Tier 1 (CET 1)		40.311	42.341	47.370
Additional Tier 1 before Regulatory Adjustments		5.634	6.296	6.114
Total Regulatory Adjustments of Additional Tier 1		-	(1.657)	(3.401)
Tier 1		45.945	46.980	50.083
Tier 2		8.754	8.798	8.810
Total Capital (Total Capital=Tier 1 + Tier 2)		54.699	55.778	58.893

Total Minimum equity required		41.607	40.370	37.923

(*) Provisional data.

Capital Base
	2018 (*)	2017	2016
Tier 1 (millions of euros) (a)	45.945	46.980	50.083
Exposure (millions of euros) (b)	705.406	700.443	747.216
Leverage ratio (a)/(b) (percentage)	6,51%	6,71%	6,70%

(*) Provisional data

As of December 31, 2018 Common Equity Tier 1 (CET1) phased-in ratio stood at 11.6% (in terms of fully loaded, CET1 stood at 11.3%). Excluding the effect of the phased-in calendar in minority interest and deductions that goes from 80% in 2017 to 100% in 2018, and including the positive impact of the sale of the stake in BBVA Chile (+50 bps), the CETI phased-in ratio has increased by +48 bps. This increase is mainly explained by the generation of profit, net of dividend payments and remunerations of AT1 instruments and dividends received by the Bank, and the stability in the level of risk weighted assets (RWA).

This CET1 phased-in ratio includes the impact of the initial implementation of IFRS9. In this context, the European Commission and Parliament have established temporary arrangements that are voluntary for the institutions, adapting the impact of IFRS9 on capital ratios. BBVA has informed the supervisory board its adherence to these arrangements.

In addition, transfer of the real estate business of BBVA in Spain to Cerberus has no material impact on the ratios (see Note 3).

TIER1 phased-in ratio stood at 13.2% as of December 31, 2018. During the year the Group has computed two new issuances of contingent convertible bonds (CoCos) as TIER1 instruments for US$1,000 million and €1,000 million, respectively. In addition, the Group has no longer includes a US$1,500 million issuance which was early redeemed in May 2018 and announced in January 2019 its intention to exercise the early redemption of an issuance of €1,500 million. The net effect on TIER1 phased-in ratio was -15 bps.

Regarding TIER2 ratio, in the third quarter the Group has received authorization from the supervisor to include a subordinated issuance of US$300 million and no longer includes BBVA Chile subordinated instruments. As result of the above mentioned effects, the total capital phased-in ratio stood at 15.7%.

In addition, the Group has continued its program to meet the MREL requirements by carrying two public senior non-preferred instruments by a total amount of €2.5 billion. In terms of MREL (which stands for Minimum Requirement for own funds and Eligible Liabilities), BBVA has to reach, by January 1, 2020, an amount of own funds and eligible liabilities equal to 15.08% of the total liabilities and own funds of its resolution group (BBVA, S.A. and its subsidiaries from the same European resolution group) as of December 31, 2016. This MREL requirement would be equal to 28.04% in terms of risk-weighted assets of the resolution group as of December 31, 2016. The Group believes that it is currently in line with this requirement.

Risk-weighted assets (RWA) have decreased during the year, largely due to the sale of BBVA Chile and the depreciation of currencies against euro. The Group has performed three securitizations during the year: a traditional one in June of an automobile loan portfolio of consumer finance amounting to €800 million, and two synthetic ones in March and December, on which the European Investment Fund (EIF, a subsidiary of the European Investment Bank) provided a financial guarantee. These three securitizations have produced a positive impact on capital of €971 million via RWA release. Additionally, during the first half of the year, BBVA has received an authorization from the ECB to update the calculation of RWA on structural FX risk under the standard model.

A reconciliation of the consolidated accounting and regulatory perimeters as of December 31st 2018 is presented below (provisional data):

Public balance sheet headings (Millions of euros)
	Public balance sheet	Insurance companies and real estate companies (1)	Jointly-controlled entities and other adjustments (2)	Regulatory balance sheet
Cash, cash balances at central banks and other demand deposits	58.196	(3)	103	58.296
Financial assets held for trading	90.117	1.277	-	91.394
Non- trading financial assets mandatorily at fair value through profit or loss	5.135	(2.768)	-	2.367
Financial assets designated at fair value through profit or loss	1.313	(1.313)	-	-
Financial assets designated at fair value through other comprehensive income	56.337	(14.318)	-	42.019
Financial assets at amortized cost	419.660	(6.279)	593	413.974
Hedging derivatives	2.892	(87)	-	2.805
Fair value changes of the hedged items in portfolio hedges of interest rate risk	(21)	-	-	(21)
Investments in entities accounted for using the equity method	1.578	2.587	(80)	4.085
Non- current assets and disposal groups held for sale	2.001	(2)	2	2.001
Other	39.481	715	3	40.199
Total assets	676.689	(20.191)	621	657.119

(1) Correspond to balances of entities fully consolidated in the public balance sheet but consolidated by the equity method in the regulatory balance sheet.

(2) Correspond to intragroup adjustments and other consolidation adjustments.

32.2 Capital management

Capital management in the BBVA Group has a twofold aim:

  Maintain a level of capitalization according to the business objectives in all countries in which it operates and, simultaneously,
  Maximize the return on shareholders’ funds through the efficient allocation of capital to the different units, a good management of the balance sheet and appropriate use of the various instruments forming the basis of the Group’s equity: shares, preferred securities and subordinate debt.

This capital management is carried out determining the capital base and the solvency ratios established by the prudential and minimum capital requirements also have to be met for the entities subject to prudential supervision in each country.

The current regulation allows each entity to apply its own internal ratings-based (IRB) approach to risk assessment and capital management, subject to Bank of Spain approval. The BBVA Group carries out an integrated management of these risks in accordance with its internal policies and its internal capital estimation model has received the Bank of Spain’s approval for certain portfolios (see Note 7).